Derivative financial instruments and risk management (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Offsetting Assets
Gross Amount of Recognized Assets	$ 211	$ 298	$ 357
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	211	298	357
Financial Instruments	(41)	(71)	(113)
Cash Collateral Received	0	0	0
Net Amount of Assets	170	227	244
Machinery and Power Systems
Offsetting Assets
Gross Amount of Recognized Assets	73	60	102
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	73	60	102
Financial Instruments	(32)	(59)	(102)
Cash Collateral Received	0	0	0
Net Amount of Assets	41	1	0
Financial Products
Offsetting Assets
Gross Amount of Recognized Assets	138	238	255
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amount of Assets Presented in the Statement of Financial Position	138	238	255
Financial Instruments	(9)	(12)	(11)
Cash Collateral Received	0	0	0
Net Amount of Assets	$ 129	$ 226	$ 244